Prepayment and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

4. PREPAYMENT AND OTHER CURRENT ASSETS

As of June 30, 2024 and December 31, 2023, prepayment and other current and non-current assets consisted of the following:

	June 30, 2024	December 31, 2023
Advances to vendors	$49,883	$33,295
Staff advance	85	98
Others	40	43
Subtotal	$50,008	$33,436
Less: allowance for expected credit losses	(2,205)	(2,257)
Prepayment and other assets, net	47,803	31,179

For the six months ended June 30, 2024 and 2023, the Company did not provide allowance against the advances to vendors.